Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment Pemex Exploration and Production (Detail) - MXN ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net	$ (34,292,454)	$ (8,113,061)	$ (51,841,445)	$ (74,197,552)
Pemex Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			(67,871,770)	(11,461,191)
Pemex Exploration And Production
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			15,447,401	(62,725,055)
Pemex Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment) of wells, pipelines, properties, plant and equipment, net			$ 582,924	$ (11,306)